Shareholder Report, Holdings (Details)	May 31, 2025
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Climate Action Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Climate Action Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Climate Action Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Climate Action Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Climate Action Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Climate Action Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Climate Action Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Climate Action Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Climate Action Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Fidelity Advisor Climate Action Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Climate Action Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Climate Action Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Climate Action Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Sustainable Sector Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Sustainable Sector Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI Sustainable Sector Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI Sustainable Sector Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Sustainable Sector Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Sustainable Sector Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Sustainable Sector Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Sustainable Sector Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Sustainable Sector Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Sustainable Sector Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Sustainable Sector Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity SAI Sustainable Sector Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity SAI Sustainable Sector Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity SAI Sustainable Sector Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Sustainable Sector Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Sustainable Sector Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Sustainable Sector Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity SAI Sustainable Sector Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Sustainable Sector Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI Sustainable Sector Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI Sustainable Sector Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Sustainable Sector Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.50%
Fidelity SAI Sustainable Sector Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Sustainable Sector Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Sector Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Sustainable Sector Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Sustainable Sector Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable Sector Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Sustainable Sector Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Sustainable Sector Fund | Greece
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Sustainable Sector Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Sustainable Sector Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity SAI Sustainable Sector Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Sustainable Sector Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable U.S. Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Sustainable U.S. Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Sustainable U.S. Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Sustainable U.S. Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Sustainable U.S. Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Sustainable U.S. Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Sustainable U.S. Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable U.S. Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable U.S. Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Sustainable U.S. Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable U.S. Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Sustainable U.S. Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Sustainable U.S. Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Sustainable U.S. Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable U.S. Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Sustainable U.S. Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable U.S. Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Sustainable U.S. Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable U.S. Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Sustainable U.S. Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable U.S. Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable U.S. Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Sustainable U.S. Equity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable U.S. Equity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Sustainable U.S. Equity Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable U.S. Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable U.S. Equity Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable U.S. Equity Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable U.S. Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable U.S. Equity Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable U.S. Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable U.S. Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Sustainable U.S. Equity Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable U.S. Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Sustainable U.S. Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity SAI Sustainable U.S. Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity SAI Sustainable U.S. Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity SAI Sustainable U.S. Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI Sustainable U.S. Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity SAI Sustainable U.S. Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Sustainable U.S. Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Sustainable U.S. Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Sustainable U.S. Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Sustainable U.S. Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Sustainable U.S. Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity SAI Sustainable U.S. Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity SAI Sustainable U.S. Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity SAI Sustainable U.S. Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable U.S. Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity SAI Sustainable U.S. Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Sustainable U.S. Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity SAI Sustainable U.S. Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Sustainable U.S. Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity SAI Sustainable U.S. Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Sustainable U.S. Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable U.S. Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Fidelity SAI Sustainable U.S. Equity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Sustainable U.S. Equity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Sustainable U.S. Equity Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Sustainable U.S. Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Sustainable U.S. Equity Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable U.S. Equity Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable U.S. Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable U.S. Equity Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable U.S. Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable U.S. Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity SAI Sustainable U.S. Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Climate Action Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Climate Action Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Climate Action Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Climate Action Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Climate Action Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Climate Action Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Climate Action Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Climate Action Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Climate Action Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Fidelity Advisor Climate Action Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Climate Action Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Climate Action Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class Z | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Climate Action Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Climate Action Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Climate Action Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Climate Action Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Climate Action Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Climate Action Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Climate Action Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Climate Action Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Climate Action Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Climate Action Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Fidelity Advisor Climate Action Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Climate Action Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Climate Action Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Climate Action Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Water Sustainability Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Water Sustainability Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Water Sustainability Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Water Sustainability Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Water Sustainability Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Water Sustainability Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Water Sustainability Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Water Sustainability Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Water Sustainability Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Water Sustainability Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Water Sustainability Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Water Sustainability Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Fidelity Water Sustainability Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Water Sustainability Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Water Sustainability Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Water Sustainability Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Fidelity Water Sustainability Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Water Sustainability Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Water Sustainability Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Water Sustainability Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Water Sustainability Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Water Sustainability Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Water Sustainability Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Water Sustainability Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Agricultural Productivity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Agricultural Productivity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Agricultural Productivity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Agricultural Productivity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Agricultural Productivity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Agricultural Productivity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Agricultural Productivity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Agricultural Productivity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Agricultural Productivity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Agricultural Productivity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Agricultural Productivity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Agricultural Productivity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Fidelity Agricultural Productivity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Fidelity Agricultural Productivity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	77.10%
Fidelity Agricultural Productivity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Agricultural Productivity Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Agricultural Productivity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Agricultural Productivity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Agricultural Productivity Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Agricultural Productivity Fund | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Agricultural Productivity Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Agricultural Productivity Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Agricultural Productivity Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Agricultural Productivity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Agricultural Productivity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Climate Action Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Climate Action Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Climate Action Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Climate Action Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Climate Action Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Climate Action Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Climate Action Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Climate Action Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Climate Action Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Climate Action Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Climate Action Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Climate Action Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Climate Action Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Climate Action Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Climate Action Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Climate Action Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Climate Action Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Climate Action Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Climate Action Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Climate Action Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Climate Action Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Fidelity Climate Action Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Climate Action Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Climate Action Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Climate Action Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Climate Action Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Climate Action Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Climate Action Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Climate Action Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Climate Action Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Climate Action Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Climate Action Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Climate Action Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Climate Action Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Climate Action Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Climate Action Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Climate Action Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Climate Action Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Climate Action Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Climate Action Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Climate Action Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Climate Action Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Climate Action Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Fidelity Advisor Climate Action Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Climate Action Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Climate Action Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Climate Action Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Climate Action Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Climate Action Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Climate Action Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Climate Action Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Climate Action Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Climate Action Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Climate Action Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Climate Action Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Climate Action Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Climate Action Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Fidelity Advisor Climate Action Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Climate Action Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Climate Action Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Climate Action Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Climate Action Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%